Committments and Contingencies- Additional Information - Future Minimum Operating Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 3,945
2014	3,278
2015	2,525
2016	2,126
2017	2,162
Thereafter	0
Total	$ 14,036